UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—99.47%
	Number of
Security description	shares	Value ($)

Aerospace & defense—2.72%
Boeing Co.	10,000	496,700

General Dynamics Corp.	5,300	313,707

Goodrich Corp.	1,700	93,772

Honeywell International, Inc.	10,200	374,952

ITT Industries, Inc.[1]	2,500	125,200

L-3 Communications Holdings, Inc.	1,600	119,040

Lockheed Martin Corp.	4,500	337,410

Northrop Grumman Corp.	4,500	219,645

Precision Castparts Corp.	1,900	173,432

Raytheon Co.[1]	5,400	254,772

Rockwell Collins, Inc.	2,100	96,684

United Technologies Corp.	12,800	759,808

		3,365,122

Air freight & logistics—1.01%
C.H. Robinson Worldwide, Inc.	2,400	135,024

Expeditors International of Washington, Inc.	3,000	97,980

FedEx Corp.	4,300	295,453

United Parcel Service, Inc., Class B	13,500	721,710

		1,250,167

Airlines—0.07%
Southwest Airlines Co.[1]	10,300	84,254

Auto components—0.20%
Goodyear Tire & Rubber Co.*	3,100	51,119

Johnson Controls, Inc.[1]	8,100	200,637

		251,756

Automobiles—0.33%
Ford Motor Co.1,*	44,500	338,200

Harley-Davidson, Inc.[1]	3,000	71,940

		410,140

Beverages—2.41%
Brown-Forman Corp., Class B1	1,325	59,254

Coca-Cola Co.	27,400	1,336,298

Coca-Cola Enterprises, Inc.	4,400	88,924

Constellation Brands, Inc., Class A*	2,900	42,891

Dr. Pepper Snapple Group, Inc.*	3,200	84,608

Molson Coors Brewing Co., Class B	2,100	99,498

Pepsi Bottling Group, Inc.	1,800	64,314

PepsiCo, Inc.	21,400	1,212,738

		2,988,525

	Number of
Security description	shares	Value ($)

Biotechnology—1.76%
Amgen, Inc.*	13,900	830,386

Biogen Idec, Inc.*	4,000	200,840

Celgene Corp.*	6,200	323,454

Cephalon, Inc.1,*	1,000	56,930

Genzyme Corp.*	3,700	206,127

Gilead Sciences, Inc.*	12,500	563,250

		2,180,987

Building products—0.06%
Masco Corp.	5,300	76,744

Capital markets—2.97%
Ameriprise Financial, Inc.	3,360	100,901

Charles Schwab Corp.	13,400	242,004

E*TRADE Financial Corp.1,*	7,100	12,496

Federated Investors, Inc., Class B1	1,000	26,250

Franklin Resources, Inc.	2,100	195,993

Goldman Sachs Group, Inc.	6,860	1,135,056

Invesco Ltd.	5,300	109,975

Janus Capital Group, Inc.	2,800	35,616

Legg Mason, Inc.[1]	2,100	60,396

Morgan Stanley & Co., Inc.	18,600	538,656

Northern Trust Corp.	3,400	198,764

State Street Corp.	6,900	362,112

T. Rowe Price Group, Inc.[1]	3,600	163,152

The Bank of New York Mellon Corp.	16,591	491,259

		3,672,630

Chemicals—1.95%
Air Products & Chemicals, Inc.	2,900	217,587

CF Industries Holdings, Inc.	800	65,328

Dow Chemical Co.	14,900	317,221

E.I. du Pont de Nemours & Co.	12,600	402,318

Eastman Chemical Co.[1]	1,100	57,376

Ecolab, Inc.[1]	2,300	97,267

FMC Corp.	800	38,160

International Flavors & Fragrances, Inc.	1,100	39,182

Monsanto Co.	7,500	629,100

PPG Industries, Inc.	2,300	127,420

Praxair, Inc.	4,300	329,466

Sigma-Aldrich Corp.[1]	1,800	91,440

		2,411,865

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Commercial banks—2.89%
BB&T Corp.[1]	9,100	254,254

Comerica, Inc.[1]	2,100	56,007

Fifth Third Bancorp	10,900	119,246

First Horizon National Corp.1,*	2,405	32,179

Huntington Bancshares, Inc.[1]	7,900	36,024

KeyCorp	9,600	63,936

M&T Bank Corp.[1]	1,100	67,936

Marshall & Ilsley Corp.	4,900	34,888

PNC Financial Services Group	6,399	272,533

Regions Financial Corp.[1]	15,623	91,551

SunTrust Banks, Inc.[1]	6,800	158,916

US Bancorp, Inc.	26,200	592,644

Wells Fargo & Co.	64,146	1,765,298

Zions Bancorp[1]	1,900	33,573

		3,578,985

Commercial services & supplies—0.52%
Avery Dennison Corp.	1,500	46,350

Cintas Corp.[1]	1,800	49,392

Iron Mountain, Inc.1,*	2,300	67,367

Pitney Bowes, Inc.[1]	2,800	62,580

R.R. Donnelley & Sons Co.	2,500	44,600

Republic Services, Inc.	4,500	115,245

Stericycle, Inc.1,*	1,200	59,424

Waste Management, Inc.	6,700	200,531

		645,489

Communications equipment—2.66%
CIENA Corp.1,*	1,300	17,420

Cisco Systems, Inc.*	78,800	1,702,080

Harris Corp.	1,700	59,041

JDS Uniphase Corp.*	3,875	26,621

Juniper Networks, Inc.1,*	7,300	168,411

Motorola, Inc.	32,000	229,760

Nortel Networks Corp.*	691	76

QUALCOMM, Inc.	22,700	1,053,734

Tellabs, Inc.*	6,400	40,576

		3,297,719

	Number of
Security description	shares	Value ($)

Computers & peripherals—5.60%
Apple, Inc.*	12,200	2,052,162

Dell, Inc.*	24,000	379,920

EMC Corp.*	27,300	434,070

Hewlett-Packard Co.	32,800	1,472,392

International Business Machines Corp.	18,100	2,136,705

Lexmark International, Inc.1,*	1,100	20,724

NetApp, Inc.*	4,700	106,925

QLogic Corp.*	1,500	23,715

SanDisk Corp.*	3,000	53,100

Sun Microsystems, Inc.*	9,900	91,872

Teradata Corp.*	2,400	64,632

Western Digital Corp.*	3,000	102,840

		6,939,057

Construction & engineering—0.21%
Fluor Corp.[1]	2,500	132,250

Jacobs Engineering Group, Inc.*	1,700	74,766

Quanta Services, Inc.1,*	2,600	57,512

		264,528

Construction materials—0.06%
Vulcan Materials Co.[1]	1,600	80,064

Consumer finance—0.74%
American Express Co.	16,100	544,502

Capital One Financial Corp.	6,149	229,296

Discover Financial Services	6,400	88,000

SLM Corp.1,*	6,500	57,850

		919,648

Containers & packaging—0.21%
Ball Corp.	1,400	67,844

Bemis Co., Inc.	1,100	29,249

Owens-Illinois, Inc.*	2,100	71,274

Pactiv Corp.*	2,000	49,700

Sealed Air Corp.	1,900	35,929

		253,996

Distributors—0.07%
Genuine Parts Co.[1]	2,200	81,488

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Diversified consumer services—0.18%
Apollo Group, Inc., Class A*	1,500	97,230

DeVry, Inc.	800	40,880

H&R Block, Inc.	4,800	82,944

		221,054

Diversified financial services—4.70%
Bank of America Corp.	118,397	2,082,603

Citigroup, Inc.[1]	156,200	781,000

CME Group, Inc.	900	261,936

IntercontinentalExchange, Inc.*	1,000	93,800

JPMorgan Chase & Co.	53,435	2,322,285

Leucadia National Corp.1,*	2,500	62,175

Moody’s Corp.[1]	2,600	70,824

NYSE Euronext, Inc.	3,600	102,024

The Nasdaq OMX Group, Inc.*	2,000	43,900

		5,820,547

Diversified telecommunication services—2.91%
AT&T, Inc.	80,815	2,105,231

CenturyTel, Inc.[1]	4,205	135,527

Frontier Communications Corp.[1]	4,000	28,440

Qwest Communications International, Inc.[1]	20,500	73,595

Verizon Communications	39,100	1,213,664

Windstream Corp.[1]	5,734	49,140

		3,605,597

Electric utilities—2.14%
Allegheny Energy, Inc.	2,500	66,025

American Electric Power Co., Inc.	6,500	204,295

Duke Energy Corp.	18,192	281,794

Edison International, Inc.	4,100	136,981

Entergy Corp.	2,700	213,300

Exelon Corp.[1]	9,000	450,180

FirstEnergy Corp.	4,200	189,546

FPL Group, Inc.[1]	5,700	320,226

Northeast Utilities[1]	2,600	61,854

Pepco Holdings, Inc.	2,600	37,258

Pinnacle West Capital Corp.	1,400	46,074

PPL Corp.	5,100	149,940

Progress Energy, Inc.[2]	4,700	154,167

Southern Co.[1]	10,700	333,840

		2,645,480

	Number of
Security description	shares	Value ($)

Electrical equipment—0.44%
Cooper Industries Ltd., Class A1	2,400	77,400

Emerson Electric Co.	10,400	383,448

Rockwell Automation, Inc.[1]	1,900	79,515

		540,363

Electronic equipment, instruments & components—0.52%
Agilent Technologies, Inc.*	4,700	120,696

Amphenol Corp., Class A	2,400	83,904

Corning, Inc.	21,500	324,220

FLIR Systems, Inc.1,*	1,900	43,738

Jabil Circuit, Inc.	3,400	37,230

Molex, Inc.[1]	1,900	34,599

		644,387

Energy equipment & services—1.74%
Baker Hughes, Inc.	4,300	148,135

BJ Services Co.[1]	3,500	56,210

Cameron International Corp.1,*	2,900	103,559

Diamond Offshore Drilling, Inc.[1]	1,000	89,420

ENSCO International, Inc.[1]	2,000	73,800

FMC Technologies, Inc.1,*	1,700	81,090

Halliburton Co.	12,500	296,375

Nabors Industries, Inc.1,*	3,900	68,952

National-Oilwell Varco, Inc.*	5,700	207,195

Rowan Cos., Inc.	1,600	33,136

Schlumberger Ltd.	16,300	916,060

Smith International, Inc.[1]	3,000	82,710

		2,156,642

Food & staples retailing—2.97%
Costco Wholesale Corp.	5,800	295,684

CVS Corp.	20,024	751,301

Kroger Co.	8,900	192,151

Safeway, Inc.	5,800	110,490

SUPERVALU, Inc.[1]	3,137	45,016

Sysco Corp.	7,900	201,371

Wal-Mart Stores, Inc.	30,700	1,561,709

Walgreen Co.	13,700	464,156

Whole Foods Market, Inc.1,*	2,000	58,160

		3,680,038

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Food products—1.70%
Archer-Daniels-Midland Co.	8,900	256,587

Campbell Soup Co.[1]	2,800	87,808

ConAgra Foods, Inc.	6,200	127,286

Dean Foods Co.*	2,200	39,908

General Mills, Inc.	4,500	268,785

Heinz, H.J. & Co.	4,400	169,400

Hormel Foods Corp.	800	29,560

Kellogg Co.	3,500	164,815

Kraft Foods, Inc., Class A	20,274	574,768

McCormick & Co., Inc.[1]	1,800	58,626

Sara Lee Corp.	10,200	98,838

The Hershey Co.[1]	2,200	86,306

The J.M. Smucker Co.	1,616	84,468

Tyson Foods, Inc., Class A	4,600	55,154

		2,102,309

Gas utilities—0.13%
EQT Corp.	1,800	71,406

Nicor, Inc.[1]	400	14,488

Questar Corp.	2,400	81,024

		166,918

Health care equipment & supplies—1.98%
Baxter International, Inc.[1]	8,300	472,436

Becton, Dickinson and Co.	3,300	229,746

Boston Scientific Corp.*	21,115	248,101

C.R. Bard, Inc.[1]	1,400	112,812

DENTSPLY International, Inc.[1]	2,000	67,420

Hospira, Inc.*	2,100	82,089

Intuitive Surgical, Inc.1,*	500	111,355

Medtronic, Inc.	15,300	585,990

St. Jude Medical, Inc.*	4,700	181,138

Stryker Corp.[1]	3,300	136,818

Varian Medical Systems, Inc.1,*	1,800	77,526

Zimmer Holdings, Inc.*	3,000	142,050

		2,447,481

	Number of
Security description	shares	Value ($)

Health care providers & services—2.16%
Aetna, Inc.	6,100	173,850

AmerisourceBergen Corp.	4,300	91,633

Cardinal Health, Inc.	4,900	169,442

CIGNA Corp.	3,600	105,948

Coventry Health Care, Inc.*	2,200	48,026

DaVita, Inc.*	1,400	72,394

Express Scripts, Inc.*	3,700	267,214

Humana, Inc.1,*	2,400	85,680

Laboratory Corp. of America Holdings1,*	1,500	104,685

McKesson Corp.	3,700	210,382

Medco Health Solutions, Inc.*	6,600	364,452

Patterson Cos., Inc.1,*	1,000	27,230

Quest Diagnostics, Inc.[1]	2,100	113,316

Tenet Healthcare Corp.*	6,500	30,290

UnitedHealth Group, Inc.	16,100	450,800

WellPoint, Inc.*	6,700	354,095

		2,669,437

Health care technology—0.02%
IMS Health, Inc.	2,200	30,492

Hotels, restaurants & leisure—1.49%
Carnival Corp.[1]	6,000	175,500

Darden Restaurants, Inc.[1]	1,900	62,567

International Game Technology	3,900	81,588

Marriott International, Inc., Class A1	4,131	98,721

McDonald’s Corp.	15,000	843,600

Starbucks Corp.*	10,200	193,698

Starwood Hotels & Resorts Worldwide, Inc., Class B1	2,600	77,428

Wyndham Worldwide Corp.	2,640	39,996

Wynn Resorts Ltd.*	900	48,717

Yum! Brands, Inc.[1]	6,400	219,200

		1,841,015

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Household durables—0.45%
Black & Decker Corp.[1]	800	35,296

D.R. Horton, Inc.[1]	4,100	54,981

Fortune Brands, Inc.	2,100	83,601

Harman International Industries, Inc.[1]	1,000	29,990

KB Home[1]	1,200	21,852

Leggett & Platt, Inc.[1]	2,500	45,625

Lennar Corp., Class A	2,100	31,815

Newell Rubbermaid, Inc.[1]	4,200	58,464

Pulte Homes, Inc.[1]	4,252	54,341

Snap-on, Inc.	600	22,392

Stanley Works[1]	1,200	49,116

Whirlpool Corp.[1]	1,000	64,210

		551,683

Household products—2.51%
Clorox Co.	1,900	112,271

Colgate-Palmolive Co.	6,800	494,360

Kimberly Clark Corp.	5,700	344,622

Procter & Gamble Co.	39,981	2,163,372

		3,114,625

Independent power producers & energy traders—0.18%
AES Corp.*	9,500	129,865

Constellation Energy Group, Inc.	2,700	85,455

Dynegy, Inc., Class A*	6,700	12,730

		228,050

Industrial conglomerates—2.22%
3M Co.	9,400	677,740

General Electric Co.	144,900	2,014,110

Textron, Inc.	4,000	61,440

		2,753,290

Insurance—2.72%
AFLAC, Inc.	6,600	268,092

Allstate Corp.	7,400	217,486

American International Group, Inc.[1]	1,939	87,895

AON Corp.	3,900	162,864

Assurant, Inc.	1,400	41,930

Chubb Corp.	4,900	242,011

Cincinnati Financial Corp.[1]	2,365	60,828

Genworth Financial, Inc., Class A	6,300	66,528

Hartford Financial Services Group, Inc.	4,400	104,368

	Number of
Security description	shares	Value ($)

Insurance—(concluded)
Lincoln National Corp.	3,745	94,523

Loews Corp.	4,986	170,272

Marsh & McLennan Cos., Inc.	7,400	174,196

MBIA, Inc.1,*	2,400	16,128

MetLife, Inc.	11,200	422,912

Principal Financial Group, Inc.	4,400	124,960

Progressive Corp.*	9,300	153,636

Prudential Financial, Inc.	6,400	323,712

The Travelers Cos., Inc.	8,100	408,402

Torchmark Corp.	1,200	51,132

UnumProvident Corp.[1]	4,400	99,132

XL Capital Ltd., Class A1	4,800	83,280

		3,374,287

Internet & catalog retail—0.35%
Amazon.com, Inc.1,*	4,500	365,355

Expedia, Inc.1,*	2,700	62,235

		427,590

Internet software & services—1.79%
Akamai Technologies, Inc.1,*	2,400	42,336

eBay, Inc.*	14,900	329,886

Google, Inc., Class A*	3,267	1,508,276

VeriSign, Inc.1,*	2,800	59,332

Yahoo!, Inc.*	19,200	280,512

		2,220,342

IT services—1.04%
Affiliated Computer Services, Inc.*	1,400	62,720

Automatic Data Processing, Inc.	6,900	264,615

Cognizant Technology Solutions Corp., Class A*	4,000	139,520

Computer Sciences Corp.*	2,100	102,585

Convergys Corp.*	1,200	13,008

Fidelity National Information Services, Inc.[1]	2,700	66,312

Fiserv, Inc.*	2,100	101,325

MasterCard, Inc., Class A1	1,000	202,630

Paychex, Inc.[1]	4,400	124,476

Total System Services, Inc.[1]	2,613	39,875

Western Union Co.	9,700	174,988

		1,292,054

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Leisure equipment & products—0.12%
Eastman Kodak Co.[1]	4,400	23,408

Hasbro, Inc.	1,500	42,585

Mattel, Inc.	4,900	88,151

		154,144

Life sciences tools & services—0.42%
Life Technologies Corp.*	2,372	105,625

Millipore Corp.*	800	52,984

PerkinElmer, Inc.	1,700	31,025

Thermo Electron Corp.*	5,800	262,218

Waters Corp.*	1,400	70,392

		522,244

Machinery—1.45%
Caterpillar, Inc.[1]	8,300	376,073

Cummins, Inc.	2,800	126,896

Danaher Corp.	3,300	200,343

Deere & Co.[1]	5,900	257,240

Dover Corp.	2,600	89,934

Eaton Corp.[1]	2,300	124,085

Flowserve Corp.	800	69,000

Illinois Tool Works, Inc.	5,100	213,282

PACCAR, Inc.[1]	4,975	179,946

Pall Corp.	1,400	41,622

Parker-Hannifin Corp.[1]	2,300	111,918

		1,790,339

Media—2.60%
CBS Corp., Class B1	9,800	101,430

Comcast Corp., Class A	39,250	601,310

Gannett Co., Inc.[1]	3,600	31,104

Interpublic Group Cos., Inc.*	7,000	44,030

McGraw-Hill Cos., Inc.	4,400	147,884

New York Times Co., Class A1	2,200	16,742

News Corp., Class A	31,900	341,968

Omnicom Group, Inc.	4,400	159,808

Scripps Networks Interactive, Class A	1,400	45,458

The DIRECTV Group, Inc.1,*	7,200	178,272

	Number of
Security description	shares	Value ($)

Media—(concluded)
Time Warner Cable, Inc.	4,758	175,665

Time Warner, Inc.[1]	16,567	462,376

Viacom Inc., Class B*	8,300	207,832

Walt Disney Co.	25,500	664,020

Washington Post Co., Class B	100	43,436

		3,221,335

Metals & mining—0.92%
AK Steel Holding Corp.[1]	1,300	26,416

Alcoa, Inc.	13,100	157,855

Allegheny Technologies, Inc.[1]	1,400	42,518

Freeport-McMoRan Copper & Gold, Inc., Class B	5,745	361,820

Newmont Mining Corp.	6,700	269,273

Nucor Corp.[1]	4,500	200,430

Titanium Metals Corp.	300	2,466

United States Steel Corp.[1]	1,900	83,182

		1,143,960

Multi-utilities—1.33%
Ameren Corp.[1]	2,900	78,213

Centerpoint Energy, Inc.	4,700	58,280

CMS Energy Corp.[1]	2,800	37,548

Consolidated Edison, Inc.[1]	3,700	148,703

Dominion Resources, Inc.[1]	7,800	258,024

DTE Energy Co.[1]	2,300	79,994

Integrys Energy Group, Inc.[1]	1,200	41,196

NiSource, Inc.	3,500	46,235

PG&E Corp.	5,000	202,950

Public Service Enterprise Group, Inc.	6,900	218,523

SCANA Corp.[1]	1,800	62,424

Sempra Energy	3,500	175,595

TECO Energy, Inc.[1]	2,700	35,964

Wisconsin Energy Corp.	1,700	77,299

Xcel Energy, Inc.	6,300	124,425

		1,645,373

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Multiline retail—0.87%
Big Lots, Inc.1,*	800	20,336

Family Dollar Stores, Inc.[1]	1,900	57,532

J.C. Penney Co., Inc. (Holding Co.)	3,100	93,124

Kohl’s Corp.*	4,300	221,837

Macy’s, Inc.	5,712	88,650

Nordstrom, Inc.[1]	2,300	64,492

Sears Holdings Corp.1,*	758	48,095

Target Corp.	10,400	488,800

		1,082,866

Office electronics—0.09%
Xerox Corp.[1]	12,200	105,530

Oil, gas & consumable fuels—9.84%
Anadarko Petroleum Corp.	6,900	364,803

Apache Corp.	4,600	390,770

Cabot Oil & Gas Corp.	1,500	52,875

Chesapeake Energy Corp.	7,700	175,868

Chevron Corp.	27,563	1,927,756

ConocoPhillips, Inc.	20,121	906,049

Consol Energy, Inc.	2,400	89,784

Denbury Resources, Inc.*	3,300	50,226

Devon Energy Corp.	6,100	374,418

El Paso Corp.[1]	10,200	94,146

EOG Resources, Inc.	3,300	237,600

Exxon Mobil Corp.	66,888	4,625,305

Hess Corp.[1]	3,900	197,301

Marathon Oil Corp.	9,860	304,378

Massey Energy Co.[1]	1,000	27,080

Murphy Oil Corp.	2,700	153,900

Noble Energy, Inc.	2,400	145,104

Occidental Petroleum Corp.	11,100	811,410

Peabody Energy Corp.	3,900	127,452

Pioneer Natural Resources Co.	1,500	43,440

Range Resources Corp.	2,200	106,414

Southwestern Energy Co.*	4,800	176,928

Spectra Energy Corp.	8,546	160,836

	Number of
Security description	shares	Value ($)

Oil, gas & consumable fuels—(concluded)
Sunoco, Inc.[1]	1,600	43,040

Tesoro Corp.[1]	1,900	26,752

Valero Energy Corp.	7,300	136,802

Williams Cos., Inc.	8,000	131,520

XTO Energy, Inc.	7,941	306,523

		12,188,480

Paper & forest products—0.25%
International Paper Co.[1]	5,600	128,520

MeadWestvaco Corp.	2,700	59,265

Weyerhaeuser Co.	3,100	115,909

		303,694

Personal products—0.19%
Avon Products, Inc.[1]	5,800	184,846

Estee Lauder Cos., Inc., Class A1	1,500	53,775

		238,621

Pharmaceuticals—7.11%
Abbott Laboratories	21,200	958,876

Allergan, Inc.[1]	4,300	240,456

Bristol-Myers Squibb Co.	27,200	601,936

Eli Lilly & Co.	13,900	465,094

Forest Laboratories, Inc.*	4,200	122,934

Johnson & Johnson	37,700	2,278,588

King Pharmaceuticals, Inc.*	3,800	39,444

Merck & Co., Inc.[1]	29,000	940,470

Mylan Laboratories, Inc.1,*	4,400	64,548

Pfizer, Inc.	92,200	1,539,740

Schering-Plough Corp.	22,200	625,596

Watson Pharmaceuticals, Inc.1,*	1,500	52,935

Wyeth	18,300	875,655

		8,806,272

Professional services—0.15%
Dun & Bradstreet Corp.[1]	700	51,128

Equifax, Inc.	1,700	46,988

Monster Worldwide, Inc.1,*	2,000	32,440

Robert Half International, Inc.[1]	2,000	52,580

		183,136

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Real estate investment trusts (REITs)—1.07%
Apartment Investment & Management Co., Class A1	1,676	20,397

AvalonBay Communities, Inc.[1]	1,134	73,064

Boston Properties, Inc.[1]	1,800	109,044

Equity Residential Properties Trust[1]	4,000	109,240

HCP, Inc.[1]	3,700	105,376

Health Care REIT, Inc.[1]	1,500	64,065

Host Hotels & Resorts, Inc.	8,400	83,748

Kimco Realty Corp.[1]	4,300	53,965

Plum Creek Timber Co., Inc.[1]	2,300	69,667

ProLogis[1]	6,500	72,280

Public Storage, Inc.	1,700	119,935

Simon Property Group, Inc.[1]	3,812	242,519

Ventas, Inc.[1]	2,000	78,420

Vornado Realty Trust[1]	2,155	123,956

		1,325,676

Real estate management & development—0.03%
CB Richard Ellis Group, Inc., Class A1,*	3,100	36,704

Road & rail—0.99%
Burlington Northern Santa Fe, Inc.[1]	3,800	315,476

CSX Corp.	5,400	229,500

Norfolk Southern Corp.	5,100	233,937

Ryder System, Inc.[1]	800	30,400

Union Pacific Corp.	6,900	412,689

		1,222,002

Semiconductors & semiconductor equipment—2.67%
Advanced Micro Devices, Inc.1,*	7,900	34,444

Altera Corp.	4,200	80,682

Analog Devices, Inc.[1]	3,700	104,525

Applied Materials, Inc.	18,400	242,512

Broadcom Corp., Class A*	5,950	169,278

Intel Corp.	76,800	1,560,576

KLA-Tencor Corp.[1]	2,300	71,760

Linear Technology Corp.[1]	3,000	79,710

LSI Logic Corp.*	7,600	39,596

MEMC Electronic Materials, Inc.1,*	3,000	47,850

	Number of
Security description	shares	Value ($)

Semiconductors & semiconductor equipment—(concluded)
Microchip Technology, Inc.[1]	2,400	63,720

Micron Technology, Inc.1,*	12,600	92,862

National Semiconductor Corp.[1]	2,600	39,442

Novellus Systems, Inc.*	1,400	26,824

NVIDIA Corp.*	7,400	107,448

Teradyne, Inc.1,*	2,600	21,450

Texas Instruments, Inc.	17,600	432,784

Xilinx, Inc.[1]	3,900	86,736

		3,302,199

Software—4.01%
Adobe Systems, Inc.*	7,200	226,224

Autodesk, Inc.*	3,200	74,976

BMC Software, Inc.*	2,600	92,690

CA, Inc.	5,400	120,366

Citrix Systems, Inc.*	2,500	89,200

Compuware Corp.*	2,800	20,188

Electronic Arts, Inc.1,*	4,500	81,990

Intuit, Inc.*	4,400	122,188

McAfee, Inc.*	2,100	83,538

Microsoft Corp.	104,912	2,586,081

Novell, Inc.*	4,700	20,445

Oracle Corp.	52,200	1,141,614

Red Hat, Inc.*	2,400	55,104

Salesforce.com, Inc.1,*	1,500	77,805

Symantec Corp.*	11,306	170,947

		4,963,356

Specialty retail—1.95%
Abercrombie & Fitch Co., Class A1	1,300	41,977

AutoNation, Inc.1,*	1,576	29,912

AutoZone, Inc.*	500	73,625

Bed, Bath & Beyond, Inc.1,*	3,500	127,680

Best Buy Co., Inc.	4,800	174,144

GameStop Corp., Class A*	2,100	49,980

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

Common stocks—(concluded)
	Number of
Security description	shares	Value ($)

Specialty retail—(concluded)
Gap, Inc.	6,200	121,830

Home Depot, Inc.[1]	23,375	637,904

Limited Brands	3,900	58,188

Lowe’s Cos., Inc.	19,900	427,850

O’Reilly Automotive, Inc.1,*	1,900	72,732

Office Depot, Inc.1,*	4,400	22,968

RadioShack Corp.[1]	1,400	21,182

Sherwin-Williams Co.[1]	1,300	78,260

Staples, Inc.	9,800	211,778

Tiffany & Co.[1]	1,700	61,846

TJX Cos., Inc.	5,600	201,320

		2,413,176

Textiles, apparel & luxury goods—0.45%
Coach, Inc.	4,500	127,305

Nike, Inc., Class B1	5,300	293,567

Polo Ralph Lauren Corp.[1]	800	53,104

V. F. Corp.[1]	1,200	83,472

		557,448

	Number of
Security description	shares	Value ($)

Thrifts & mortgage finance—0.15%
Hudson City Bancorp, Inc.	7,900	103,648

People’s United Financial, Inc.[1]	5,000	80,300

		183,948

Tobacco—1.63%
Altria Group, Inc.	28,200	515,496

Lorillard, Inc.	2,299	167,298

Philip Morris International, Inc.	27,000	1,234,170

Reynolds American, Inc.[1]	2,300	105,133

		2,022,097

Trading companies & distributors—0.12%
Fastenal Co.[1]	1,900	68,780

W.W. Grainger, Inc.	900	78,723

		147,503

Wireless telecommunication services—0.28%
American Tower Corp., Class A*	5,500	174,075

MetroPCS Communications, Inc.1,*	2,700	21,492

Sprint Corp.1,*	39,999	146,396

		341,963

Total common stocks (cost—$127,881,862)		123,188,911

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

	Face
Security description	amount	Value ($)

Repurchase agreement—0.86%
Repurchase agreement dated 08/31/09 with State Street Bank & Trust Co., 0.010% due 09/01/09, collateralized by $1,084,602 US Treasury Bills, zero coupon due 11/12/09; (value—$1,084,276); proceeds: $1,063,000 (cost—$1,063,000)	1,063,000	1,063,000

	Number of
	shares

Investments of cash collateral from securities loaned—13.70%
Money market fund[3]—13.70%
UBS Private Money Market Fund LLC[4]
0.202% (cost—$16,965,146)	16,965,146	16,965,146

Total investments (cost—$145,910,008)[5,6]—114.03%		141,217,057

Liabilities in excess of other assets—(14.03)%		(17,371,445)

Net assets—100.00%		123,845,612

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $145,910,008; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$23,223,097

Gross unrealized depreciation	(27,916,048)

Net unrealized depreciation	$(4,692,951)

*	Non-income producing security.

[1]	Security, or portion thereof, was on loan at August 31, 2009.

[2]	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.

[3]	Rate shown reflects yield at August 31, 2009.

[4]	The table below details the Fund’s transaction activity in an affiliated issuer during the three months ended August 31, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value at	ended	ended	Value at	ended
Security description	05/31/09 ($)	08/31/09 ($)	08/31/09 ($)	08/31/09 ($)	08/31/09 ($)

UBS Private Money Market Fund LLC	25,223,162	29,537,668	37,795,684	16,965,146	43,497

[5]	Includes $16,316,073 of investments in securities on loan, at value.

[6]	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

On June 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2009 (unaudited)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments.

Measurements at 08/31/09

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3)[7] ($)	Total ($)

Common stocks	123,188,911	—	0	123,188,911

Repurchase agreement	—	1,063,000	—	1,063,000

Investments of cash collateral from securities loaned	—	16,965,146	—	16,965,146

Other financial intruments[8]	(9,659)	—	—	(9,659)

Total	123,179,252	18,028,146	0	141,207,398

[7]	800 Contingent Value Obligations categorized as Level 3 have a value of $0.

[8]	Other financial instruments includes futures contracts. Amounts represent unrealized depreciation at period end.

Level 3 Rollforward disclosure The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Measurements at 08/31/09

Common stock ($)

Beginning balance	0

Net purchases/(sales)	—

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	0

In September 2008, the FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “FSP”). The FSP amends FASB Statement No. 133 (“FAS 133”), “Accounting for Derivative Instruments and Hedging Activities”, and also amends FASB Interpretation No. 45 (“FIN 45”), “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others”. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), which changes the disclosure requirements for derivative instruments and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for FAS 133 hedge accounting. Accordingly, even though a fund’s investment in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of FAS 161 disclosure. FAS 161 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. FAS 161 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

Futures contracts9

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost ($)	value ($)	depreciation ($)

13	S&P 500 E-Mini 500 Index Futures	September 2009	672,464	662,805	(9,659)

[9]	Restricted cash of $58,500 has been delivered as initial margin for futures contracts.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	99.0

Netherlands Antilles	0.6

Bermuda	0.2

Panama	0.1

Cayman Islands	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2009